Long-Term Debt (Repayment schedule) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Long-term Debt, by Maturity [Abstract]
2016	$ 2,530
2017	235,667
2018	7,904
2019	3,034
2020	2,531
Thereafter	22,498
Total	$ 274,164	$ 218,516